Shareholders’ equity (Details Narrative) - BRL (R$) R$ / shares in Units, R$ in Millions				12 Months Ended
	Sep. 05, 2022	Dec. 31, 2020	Dec. 31, 2018	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Number of shares issued				270,139	269,376
Capital amount				R$ 5,861	R$ 5,859
Authorized to increase capital stock				400,000
Number of shares increase, value				R$ 9
Number of shares increase				1,024	763
Right to dividends adjusted net profit				25.00%
Percentage of legal reserve corresponds of net income				5.00%
Percentage of legal reserve correspond of net income				20.00%
Fixed and working capital investment through the allocation				100.00%
Vesting period				36 months
Expectation of dividends rate	83.00%
Share-based payment				R$ 27	R$ 36	R$ 23
Cumulative effect of exchange gains and losses				2,334	1,116
Governmental subsidy reserve		R$ 9	R$ 58
Reserve tax incentives				235	2,282
Subsidy reserve				613
Expansion reserve				R$ 378
Minimum payment of profit percentage				25.00%
Description of management proposed dividends to be distributed				Management proposed dividends to be distributed in the amount of R$81 (R$0.3013 cents per share)
Dividends to be distributed				R$ 81
Dividends cents per share				R$ 0.3013
Dividend declared to the non-controlling interests				R$ 225	R$ 207
Compensation Plan [Member]
IfrsStatementLineItems [Line Items]
Option vesting period				36 months
Description of option exercise period				may only be exercised in the period beginning on the first day of the 36 (thirty-sixth) month from the date of grant, through the 42 (forty-second) month from the date of grant ("Exercise Period").
Exercise price per share				R$ 0.01
Option Plan [Member]
IfrsStatementLineItems [Line Items]
Option vesting period				36 months
Description of option exercise period				may only be exercised in the period beginning on the first day of the 37 (thirty-seventh) months as from the Grant Date, and ends on the last day of the 42 (forty-second) month as of the Grant Date ("Exercise Period"), provided the exceptions included in the Compensation Plan.
Description of method of settlement				the exercise price of the option is equivalent to 80% of the closing average price of the Company's preferred shares traded during twenty (20) days in B3 - Securities
Share Based Payment Plan G P A [Member]
IfrsStatementLineItems [Line Items]
Number of shares issued				270,139	269,376
Exercise price per share				R$ 7.80	R$ 22.37
Maximum percentage of total share issued				0.70%
Number of treasury preferred shares used upon exercised option				160
Preferred share market price per share				R$ 16.52
Expectation of remaining average life of the series outstanding				2 years 1 month 17 days	1 year 21 days
Weighted average fair value of options granted				R$ 12.80	R$ 16.02
Share Based Payment Plan G P A [Member] | B 6 And C 6 Series [Member]
IfrsStatementLineItems [Line Items]
Vesting requirement				The stock options may be exercised by their beneficiaries within 6 months after the end of the vesting period of the respective grant date. The condition for the options to be exercisable (vested) is that the beneficiary must remain an employee of the Company. The series are different, exclusively, in the exercise price of the options and in the existence or not of a restriction of selling after vesting.
Expectation of dividends rate				1.61%
Expectation of volatility rate				37.09%
Weighted average interest rate				5.47%
Share Based Payment Plan G P A [Member] | B 5 And C 5 Series [Member]
IfrsStatementLineItems [Line Items]
Expectation of dividends rate				0.67%
Expectation of volatility rate				32.74%
Weighted average interest rate				7.32%
Share Based Payment Plan G P A [Member] | B 8 And C 8 Series [Member]
IfrsStatementLineItems [Line Items]
Expectation of dividends rate				4.50%
Expectation of volatility rate				43.48%
Weighted average interest rate				11.96%